State Street Galaxy Digital Asset Ecosystem ETF Expense Example - State Street Galaxy Digital Asset Ecosystem ETF - State Street Galaxy Digital Asset Ecosystem ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	$ 810